CONCENTRATION OF CREDIT RISK AND OTHER RISKS AND UNCERTAINTIES	3 Months Ended	12 Months Ended
	Jul. 31, 2023	Apr. 30, 2023
Risks and Uncertainties [Abstract]
CONCENTRATION OF CREDIT RISK AND OTHER RISKS AND UNCERTAINTIES

Note 4: CONCENTRATION OF CREDIT RISK AND OTHER RISKS AND UNCERTAINTIES

Accounts Receivable Concentration

As of July 31, 2023 and April 30, 2023, the Company had two customers that accounted for 50% and 47% of the Company’s trade receivables balance, respectively.

Accounts Payable Concentration

As of July 31, 2023 and April 30, 2023, the Company had four significant suppliers that accounted for 60%, and 59% of the Company’s trade payables balances, respectively.

Note 4: CONCENTRATION OF CREDIT RISK AND OTHER RISKS AND UNCERTAINTIES

Accounts Receivable Concentration

As of April 30, 2023 and 2022, the Company had two customers that accounted for 47% and 43% of the Company’s trade receivables balance, respectively.

Accounts Payable Concentration

As of April 30, 2023 and 2022, the Company had four significant suppliers that accounted for 59% and 59% of the Company’s trade payables balances, respectively.